[ Janus Letterhead ]
August 25, 2010
EDGAR Operations Branch
Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549-0505

Re:	JANUS INVESTMENT FUND (the “Registrant”)
1933 Act File No. 002-34393
1940 Act File No. 811-01879
Dear Sir or Madam:
On behalf of the Registrant, enclosed please find Post-Effective Amendment No. 133 and Amendment No. 116 under the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended (the “1940 Act”), respectively, to the Registrant’s Registration Statement on Form N-1A (the “Amendment”). The Registrant is filing the Amendment pursuant to Rule 485(a)(2) under the 1933 Act. The Amendment relates only to the following series and classes:

Series	Class
Asset Allocation Funds
Janus Conservative Allocation Fund	Class A Shares, Class C Shares, Class D Shares,
Class I Shares, Class S Shares, Class T Shares

Janus Growth Allocation Fund	Class A Shares, Class C Shares, Class D Shares,
Class I Shares, Class S Shares, Class T Shares

Janus Moderate Allocation Fund	Class A Shares, Class C Shares, Class D Shares,
Class I Shares, Class S Shares, Class T Shares

Janus Dynamic Allocation Fund	Class A Shares, Class C Shares, Class I Shares,
Class S Shares, Class T Shares

Fixed-Income Funds
Janus Flexible Bond Fund	Class A Shares, Class C Shares, Class D Shares,
Class I Shares, Class R Shares, Class S Shares,
Class T Shares

Janus High-Yield Fund	Class A Shares, Class C Shares, Class D Shares,
Class I Shares, Class R Shares, Class S Shares,
Class T Shares

Janus Short-Term Bond Fund	Class A Shares, Class C Shares, Class D Shares,
Class I Shares, Class S Shares, Class T Shares
Money Market Funds
Janus Government Money Market Fund	Class D Shares, Class T Shares

Janus Money Market Fund	Class D Shares, Class T Shares

Series	Class
Risk-Managed Funds
INTECH Risk-Managed Core Fund	Class A Shares, Class C Shares, Class D Shares,
Class I Shares, Class S Shares, Class T Shares

INTECH Risk-Managed Growth Fund	Class A Shares, Class C Shares, Class I Shares,
Class S Shares, Class T Shares

INTECH Risk-Managed International Fund	Class A Shares, Class C Shares, Class I Shares,
Class S Shares, Class T Shares

INTECH Risk-Managed Value Fund	Class A Shares, Class C Shares, Class I Shares,
Class S Shares, Class T Shares

Value Funds
Perkins Large Cap Value Fund	Class A Shares, Class C Shares, Class D Shares,
Class I Shares, Class S Shares, Class T Shares

Perkins Mid Cap Value Fund	Class A Shares, Class C Shares, Class D Shares,
Class I Shares, Class L Shares, Class R Shares,
Class S Shares, Class T Shares

Perkins Small Cap Value Fund	Class A Shares, Class C Shares, Class D Shares,
Class I Shares, Class L Shares, Class R Shares,
Class S Shares, Class T Shares

Perkins Value Plus Income Fund	Class A Shares, Class C Shares, Class D Shares,
Class I Shares, Class S Shares, Class T Shares
The Registrant respectfully requests selective review of the Amendment. For your convenience, the Registrant has marked the individual prospectuses and statements of additional information (“SAIs”) comprising the Amendment as follows:
•	All disclosure is cumulatively marked against similar disclosure in the prospectuses and SAIs dated July 30, 2010, February 16, 2010, and November 27, 2009, as applicable.
As indicated on the facing page of the Amendment and in accordance with Rule 485(a)(2) of the 1933 Act, the Amendment is scheduled to become effective on October 28, 2010.
Please call me at (303) 336-4045 with any comments, questions, or if you would like any additional information regarding this filing.
Sincerely,

/s/ Robin Nesbitt
Robin Nesbitt
Legal Counsel
Enclosures (via EDGAR and under separate cover)

cc:	Stephanie Grauerholz-Lofton, Esq.
Larry Greene, Esq.
Donna Brungardt